SCHEDULE OF SOFTWARE DEVELOPMENT COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs			$ 268,000	$ 343,001		$ 12,774
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Software development cost					$ 4,151,981	$ 3,703,981
Capitalized software development costs	$ 94,000	$ 105,001	$ 268,000	$ 343,001